Amortized Cost and Fair Value Available-For-Sale Fixed Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale:
Due in one year or less, amortized cost	$ 26,179
Due after one year through five years, amortized cost	186,049
Due after five years through ten years, amortized cost	198,798
Due after ten years, amortized cost	116,075
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	133,853
Total available-for-sale fixed-maturity securities, amortized cost	660,954	$ 613,722
Available-for-sale:
Due in one year or less, fair value	26,635
Due after one year through five years, fair value	194,706
Due after five years through ten years, fair value	201,432
Due after ten years, fair value	116,186
Mortgage-backed securities and collateralized mortgage obligations, fair value	135,603
Total available-for-sale fixed-maturity securities, fair value	$ 674,562	$ 655,141